121 State Street Albany, New York 12207 ------ Administration Office: PO Box 750497 Topeka, KS 66675-0497

March 12, 2021
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account A
1940 Act Registration Number: 811-21104
1933 Act Registration Numbers: 333‑89236 and 333-142084
CIK: 0001173492
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account A, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AB Variable Products Series Fund, Inc.	0000825316	February 22, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	February 26, 2021
The Alger Portfolios	0000832566	March 5, 2021
ALPS Variable Investment Trust	0001382990	March 3, 2021
American Century Variable Portfolios, Inc.	0000814680	February 24, 2021
American Century Variable Portfolios II, Inc.	0001124155	February 24, 2021
American Funds Insurance Series	0000729528	February 26, 2021
BlackRock Variable Series Funds, Inc.	0000355916	February 26, 2021
BlackRock Variable Series Funds II, Inc.	0001738072	February 26, 2021
BNY Mellon Investment Portfolios	0001056707	February 10, 2021
BNY Mellon Stock Index Fund, Inc.	0000846800	February 10, 2021
BNY Mellon Variable Investment Fund	0000813383	February 10, 2021
Deutsche DWS Variable Series I	0000764797	February 26, 2021
Deutsche DWS Variable Series II	0000810573	February 26, 2021

Securities and Exchange Commission
March 12, 2021
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Eaton Vance Variable Trust	0001121746	February 25, 2021
Federated Hermes Insurance Series	0000912577	February 23, 2021
Franklin Templeton Variable Insurance Products Trust	0000837274	February 26, 2021
Goldman Sachs Variable Insurance Trust	0001046292	February 25, 2021
Guggenheim Variable Funds Trust	0000217087	March 5, 2021
Ivy Variable Insurance Portfolios	0000810016	March 5, 2021
Janus Aspen Series	0000906185	March 1, 2021
JPMorgan Insurance Trust	0000909221	February 19, 2021
Legg Mason Partners Variable Income Trust	0000874835	March 2, 2021
Lord Abbett Series Fund, Inc.	0000855396	February 23, 2021
MFS Variable Insurance Trust	0000918571	February 22, 2021
MFS Variable Insurance Trust II	0000719269	February 19, 2021
Morgan Stanley Variable Insurance Fund, Inc.	0001011378	February 26, 2021
Neuberger Berman Advisers Management Trust	0000736913	February 23, 2021
Northern Lights Variable Trust	0001352621	February 24, 2021 March 10, 2021
PIMCO Variable Insurance Trust	0001047304	February 26, 2021
Pioneer Variable Contracts Trust	0000930709	March 4, 2021
Putnam Variable Trust	0000822671	February 26, 2021
Rydex Variable Trust	0001064046	March 5, 2021
T. Rowe Price Equity Series, Inc.	0000918294	February 12, 2021
T. Rowe Price Fixed Income Series, Inc.	0000920467	February 12, 2021
Third Avenue Variable Series Trust	0001089107	February 25, 2021
Two Roads Shared Trust	0001552947	March 9, 2021
VanEck VIP Trust	0000811976	March 1, 2021
Vanguard Variable Insurance Funds	0000857490	March 1, 2021
Variable Insurance Products Fund	0000356494	February 18, 2021
Variable Insurance Products Fund II	0000831016	February 18, 2021
Variable Insurance Products Fund III	0000927384	February 19, 2021
Variable Insurance Products Fund IV	0000720318	February 18, 2021
Variable Insurance Products Fund V	0000823535	February 19, 2021
Virtus Variable Insurance Trust	0000792359	March 9, 2021

Securities and Exchange Commission
March 12, 2021
Page three

Underlying Management Investment Company	CIK Number	Date(s) Filed
Voya Investors Trust	0000837276	March 10, 2021
Voya Variable Products Trust	0000916403	March 10, 2021
Wells Fargo Variable Trust	0001081402	March 4, 2021

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
First Security Benefit Life Insurance
   and Annuity Company of New York